As filed with the Securities and Exchange Commission on December 30, 2013.

Registrations Nos.

811-08946

333-178739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 429	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 30, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Schwab Retirement Income Variable Annuity individual flexible premium deferred variable annuity contract.

Filing Fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-178739, Accession No. 0000950123-13-002278 filed on April 16, 2013, supplemented July 10, 2013, Accession No. 0001193125-13-286914, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-178739, Accession No. 0000950123-13-002278 filed on April 16, 2013, and incorporated by reference herein.)

Supplement dated December 30, 2013 to the Prospectus dated May 1, 2013 for the Schwab Retirement Income Variable Annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2013.

THIS SUPPLEMENT ONLY APPLIES TO CONTRACTS ISSUED IN CALIFORNIA.

Effective March 1, 2014, the following Investment Option will be available:

SCHWAB ANNUITY PORTFOLIOS	INVESTMENT GOAL	MANAGER
Schwab Money Market PortfolioTM	Seeks the highest current income consistent with stability of capital and liquidity.	Charles Schwab Investment Management, Inc.

For more information on the new Fund portfolio, including a discussion of the investment techniques, charges and expenses, and risks associated with the portfolio’s investments, see the applicable Fund prospectus. You can obtain the prospectus by contacting your Schwab Financial Consultant or online at www.schwabfunds.com/prospectus.

The Schwab Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel “Free Look” period. Effective March 1, 2014, the Pacific Select Fund Cash Management Portfolio (“Cash Management Portfolio”) will no longer be used for allocation during the Free Look period. If you have any Contract Value allocated to the Cash Management Portfolio before March 1, 2014, the Contract Value will remain in the Cash Management Portfolio until the end of the Free Look period.

On March 1, 2014, for California applicants age 60 or older, the Schwab Money Market Portfolio will be used for Free Look purposes. Any outstanding instruction you have on file with us that designates the Cash Management Portfolio (which includes any pending variable annuity applications) will be deemed an instruction for the Schwab Money Market Portfolio. Please work with your Schwab Financial Consultant if you have any questions.

REG78704-00 00109848

PART II

PART C: OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

	Part A:	NONE

Part B:

		(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2012 and for each of the periods presented which are incorporated by reference from the 2012 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

		(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

		(b)	Exhibits

			1.	(a) Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001, and incorporated by reference herein.

(b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001, and incorporated by reference herein.

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); included in Registrant’s Form N-4, File No. 333-175279, Accession No. 0000950123-11-063391 filed on July 1, 2011, and incorporated by reference herein.

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0000892569-06-000524 filed on April 17, 2006, and incorporated by reference herein.

4.	(a)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. ICC 12:10-1225); included in Registration Statement on Form N-4, File No. 333-178739, Accession No. 0000950123-12-005012, filed on March 21, 2012, and incorporated by reference herein.

	(b)	Qualified Pension Plan Rider (Form No. R90-Pen-V); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001, and incorporated by reference herein.

(c)

(1)     Section 457 Plan Rider (Form No. R95-457); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001, and incorporated by reference herein.

(2)     Section 457 Plan Rider (Form No. ICC12:20-1271); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

(d)

(1)     Individual Retirement Annuity Rider (Form No. 20-18900); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-02-002152 filed on December 19, 2002, and incorporated by reference herein.

(2)     Individual Retirement Annuity Rider (Form No. ICC12:20-1266); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

(e)

(1)     Roth Individual Retirement Annuity Rider (Form No. 20-19000); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-02-002152 filed on December 19, 2002, and incorporated by reference herein.

(2)     Roth Individual Retirement Annuity Rider (Form No. ICC12:20-1267); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

(f)

(1)     SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100); included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-02-002152 filed on December 19, 2002, and incorporated by reference herein.

(2)     SIMPLE Individual Retirement Annuity Rider (Form No. ICC12:20-1268); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(g)	(1) Qualified Retirement Plan Rider; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002, and incorporated by reference herein.

(2)    Qualified Retirement Plan Rider (Form No. ICC12:20-1269); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

	(h)	Guaranteed Withdrawal Benefit IX Rider — Single Life (Form No. ICC 12:20-1226); included in Registration Statement on Form N-4, File No. 333-178739, Accession No. 0000950123-12-005012, filed on March 21, 2012, and incorporated by reference herein.

	(i)	Guaranteed Withdrawal Benefit IX Rider — Joint Life (Form No. ICC 12:20-1227); included in Registration Statement on Form N-4, File No. 333-178739, Accession No. 0000950123-12-005012, filed on March 21, 2012, and incorporated by reference herein.

	(j)	403(b) Tax-Sheltered Annuity Rider (Form No. ICC12:20-1270); Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-13-000801 filed on February 5, 2013 and incorporated by reference herein.

5.	(a)	Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. ICC 12:25-1225); included in Registration Statement on Form N-4, File No. 333-178739, Accession No. 0000950123-12-005012, filed on March 21, 2012, and incorporated by reference herein.

6.	(a)	Pacific Life’s Articles of Incorporation; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001, and incorporated by reference herein.

	(b)	By-laws of Pacific Life; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001, and incorporated by reference herein.

	(c)	Pacific Life’s Restated Articles of Incorporation; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0000892569-06-000524 filed on April 17, 2006, and incorporated by reference herein.

	(d)	By-laws of Pacific Life As Amended September 1, 2005; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0000892569-06-000524 filed on April 17, 2006, and incorporated by reference herein.

7.	Not Applicable

8.	(a)	Pacific Select Fund Participation Agreement; included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0001017062-01-500230 filed on May 7, 2000, and incorporated by reference herein.

	(b)	Schwab Annuity Portfolios Participation Agreement; included in Registration Statement on Form N-4, File No. 333-178739, Accession No. 0000950123-12-006435, filed on April 24, 2012, and incorporated by reference herein.

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered; included in Registrant’s Form N-4, File No. 333-178739, Accession No. 0000950123-11-103958 filed on December 23, 2011, and incorporated by reference herein.

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors; included in Registration Statement on Form N-4, File No. 333-178739, Accession No. 0000950123-13-002278, filed on April 16, 2013, and incorporated by reference herein.

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney; included in Registration Statement on Form N-4, File No. 333-184973, Accession No. 0000950123-13-000795, filed on February 5, 2013, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer
Khanh T. Tran	Director and President
Adrian S. Griggs	Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Director, Vice President and Secretary
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Brian D. Klemens	Vice President and Controller
Dewey P. Bushaw	Executive Vice President
Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Sedona Golf Club, LLC	Delaware	100
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
PAR Industrial LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Asset Advisors LLC	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Global Advisors LLC	Delaware	100
PGA Multi-Strategy Liquid Alternatives GP, LLC #	Delaware	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 38106 LLC	Delaware	100
ACG Acquisition 4864 LLC	Delaware	100
ACG Acquisition 4883 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 5661 LLC	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 39886 LLC	Delaware	100
ACG Acquisition 299495 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 5446 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 39887 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004-1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Bermuda	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0179 Statutory Trust	Connecticut	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACGCPS 2011 Pte. Ltd.	Singapore	100
ACG Capital Partners Bermuda Limited	Bermuda	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
CIAF Leasing	Egypt	10
CIAF Leasing 1 Limited	Ireland	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
UnderwriteMe Limited	U.K.	51
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Alliance Excess Reinsurance Company	Vermont	100
Pacific Annuity Reinsurance Company	Arizona	100

# = Abbreviated structure

Item 27. Number of Contractholders

Schwab Retirement Income Variable Annuity — Approximately	9	Qualified

	21	Non Qualified

Item 28. Indemnification

(a)    The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29.	Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)    The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)    The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c)    REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 30th day of December, 2013.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Director, Chairman and Chief Executive Officer	December 30, 2013
James T. Morris*

	Director and President	December 30, 2013
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	December 30, 2013
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	December 30, 2013
Sharon A. Cheever*

	Director, Vice President and Secretary	December 30, 2013
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	December 30, 2013
Edward R. Byrd*

	Vice President and Controller	December 30, 2013
Brian D. Klemens*

	Executive Vice President	December 30, 2013
Dewey P. Bushaw*

	Vice President and Treasurer	December 30, 2013
Joseph W. Krum*

*By:	/s/ SHARON A. CHEEVER	December 30, 2013
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-184973, Accession No. 0000950123-13-000795, filed on February 5, 2013, as Exhibit 13).